Schedule of Sensitivity Analysis in Profit or Loss in Foreign Currency (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Profit for the year	₪ (63,533)	₪ 43,749	₪ 7,293
Impact of USD [Member]
IfrsStatementLineItems [Line Items]
Profit for the year	₪ 185